CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY Parenthetical - $ / shares	Dec. 31, 2015	Dec. 31, 2014	May 25, 2014
Statement of Stockholders' Equity [Abstract]
Common Stock, $0.001 Par Value	$ 0.001	$ 0.001	$ 2.24